General information	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
General information
1	General information
VTEX (“VTEX” or the “Company”) and its subsidiaries, or collectively referred to as the “Group”, provides a software-as-a-service
digital commerce platform tailored for enterprise brands and retailers. The VTEX platform is designed to be composable and complete, enabling our customers to seamlessly implement, optimize, test, and expand both B2C and B2B digital experiences. Fueled by native solutions and a plug-and-play
ecosystem, the platform integrates commerce, marketplace, fulfillment channels, and OMS solutions into a unified framework. This integration empowers VTEX’s customers to leverage omnichannel capabilities and formulate innovative strategies for customer engagement, connecting seamlessly across all sales channels. The platform’s flexible and low-maintenance
nature aims to optimize customers’ IT investments, ensuring agility and fostering profit growth, competitive time-to-market,
and sustainable evolution and scalability.
The Company’s shares, under the symbol “VTEX”, are listed on the New York Stock Exchange (“NYSE”).
The following entities are part of the Group and are being consolidated in these financial statements:

Company	Place of business/ country of incorporation	Relationship	Principal business activity	% of Ownership as of December 31,
				2023	2022	2021
VTEX (“VTEX”)	Cayman	Holding	Technology Services
VTEX Argentina S.A. (“VTEX ARG”)	Argentina	Subsidiary	Technology Services	100	100	100
VTEX Brasil Tecnologia para E-commerce LTDA. (“VTEX Brazil”)	Brazil	Subsidiary	Technology Services	100	100	100
VTEX Day Eventos LTDA (“VTEX DAY”)	Brazil	Subsidiary	Production of events	100	100	100
Loja Integrada Tecnologia Para Softwares S.A. (“Loja Integrada”)	Brazil	Subsidiary	Technology Services	98.68	99.58	99.87
Suiteshare Tecnologia da Informação S.A (“Suiteshare”) (i)	Brazil	Subsidiary	Technology Services	—	—	100
VTEX Chile SPA (“VTEX CHI”)	Chile	Subsidiary	Subsidiary	100	100	100
VTEX Colombia Tecnologia para Ecommerce S.A.S. (“VTEX COL”)	Colombia	Subsidiary	Technology Services	100	100	100
VTEX Commerce Cloud Solutions LLC (“VTEX USA”)	USA	Subsidiary	Technology Services	100	100	100
VTEX Ecommerce Platform Limited (“VTEX UK”)	UK	Subsidiary	Technology Services	100	100	100

Company	Place of business/ country of incorporation	Relationship	Principal business activity	% of Ownership as of December 31,
				2023	2022	2021
VTEX Mexico Soluciones en Ecommerce S.R.L. de C.V. (“VTEX MEX”) (ii)	Mexico	Subsidiary	Technology Services	100	100	99.99
EICOM Business School S.A.P.I De C.V. (“Escuela”)	Mexico	Subsidiary	Technology Services	100	100	100
Peru Tecnologia para ECOMMERCE S.A.C. (“VTEX PERU”)	Peru	Subsidiary	Technology Services	100	100	100
VTEX Platform España, S.L. (“VTEX ESP”) (iii)	Spain	Subsidiary	Technology Services	100	100	—
VTEX Ecommerce Platform Limited - Sede Secondaria (“VTEX ITA”)	Italy	Branch	Technology Services	100	100	100
VTEX Ecommerce Platform Limited London - Sucursala Bucuresti (“VTEX ROM”)	Romania	Branch	Technology Services	100	100	100
VTEX Ecommerce Platform Limited – Sucursal em Portugal (“VTEX PORT”)	Portugal	Branch	Technology Services	100	100	100

(i)	Suiteshare was acquired in April 2021, refer to note 3.2 for additional details. In March 2022 it was merged into VTEX Brazil.
(ii)	In May 2021, the Group acquired the non-controlling interest of VTEX MEX. Refer to note 19.2(d) for additional details.
(iii)	VTEX ESP was created in March/ 2022 to fulfill the Group’s operational needs.
The Group also holds VT Comercio, a joint venture (“JV”) established in July 2019 with a participation of 50%. On August 30, 2023 the Company announced the termination of the JV. However, the Group has elected to maintain its participation until the dissolution terms are finalized, which is expected to occur in the following months.

1.1	Initial Public Offering “IPO”
On July 21, 2021, the Company completed its IPO, offering 21,850,000 of its Class A common shares, of which 13,876,702 new shares offered by the Group and other 5,123,298 shares offered by the selling shareholders, and the entire exercise of the underwriter’s option to purchase 2,850,000 newly issued shares.
The initial offering price was US$ 19.00 per Class A common share, resulting in gross proceeds of US$ 317,809. The Company received net proceeds of US$ 296,318 after deducting US$ 19,863 in underwriting discounts and commissions and US$ 1,628 of other offering expenses. The Group also recognized in the Profit and loss the amount of US$ 1,253 related to shares offered by the selling shareholders and other expenses not directly related to the IPO.

The shares offered and sold in the IPO were registered under the Securities Act of 1933, as amended, pursuant to the Company’s Registration Statement on Form
F-1
(Registration
No. 333-257400),
which was declared effective by the Securities and Exchange Commission on July 21, 2021. The common shares began trading on the New York Stock Exchange (“NYSE”) on July 21, 2021, under the symbol “VTEX.”